GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL

NOTE 1:-     GENERAL

a.	RADCOM Ltd. (the "Company") is an Israeli corporation which provides Service Assurance and Customer Experience Management solutions for Communication Service Providers (“CSP”). The Company's solutions support the CSPs ongoing needs to monitor their networks (fixed and mobile) and assure the delivery of a quality service to their subscribers; both on virtual (NFV) networks and non-virtual networks. The Company specializes in solutions for next-generation networks, including LTE, LTE-A, VoLTE, IMS, VoIP, UMTS/GSM and mobile broadband. RADCOM's comprehensive, carrier-grade solutions, are designed for big data analytics on terabit networks, and are used to enhance customer care management, network operations, engineering capabilities, network service management, network planning and marketing. RADCOM's shares are listed on the NASDAQ Capital Market under the symbol RDCM.

In February 2014, the Company's MaveriQ solution, a software probe based solution, which replaced the OmniQ solution, a hardware-based solution, officially launched and started selling. In 2015 the Company invested major R&D efforts, which will be continued in the future, to develop our NFV solutions.

In December 2015, the company signed a multi-year sales agreement for the sale of MaveriQ, virtual-probe-based monitoring solution, to a leading North American Tier-1 telecom operator. During the year ended December 31, 2015, no revenues have been recognized from such agreement. (see also Note 11f). In March 2016, the company received an initial payment of $18,000 pursuant to this agreement.

The Company has wholly-owned subsidiaries in the United States, Brazil and India that are primarily engaged in the sales, marketing and customer support of the Company's products in North America, Brazil and India.

b.	IThe Company has an accumulated deficit of $58,019 as of December 31, 2015. The Company has managed its liquidity during this time through a series of cost reduction initiatives, including reduction in workforce and private placement transactions. In addition, in 2015 the Company generated positive cash flow amounted to $1,884 from its operating activities. The Company believes that its existing capital resources and expected cash flows from operations will be adequate to satisfy its expected liquidity requirements at least for the next 12 months.

c.	In December, 2014, one of the Company's customers (the "customer") in Latin America sent a termination announcement to the agreement between the parties, claiming for refund of all amounts previously paid and damages. On August 30, 2015, the Company sent to the customer a counter notice and rejected completely all the customer's claims. The Company currently concludes that no potential loss with respect to claim to refund or damages fee is considered probable.

In addition, in light of this termination letter the Company took an inventory and related costs write-off charge of approximately $1,815 during the year ended December 31, 2014. Such costs are related to equipment that was shipped to this customer for which revenue criteria have not been met. The write-off was charged to costs of revenue and selling and marketing, net expenses in a total amount of $1,639 and $176, respectively, during the year ended December 31, 2014.

d.	The company expects to depend on sales of the company's solutions to a limited number of customers for the substantial majority of the company revenues in 2016.

The Company depends on a limited number of contract costumers for selling its products. If these customers become unable or unwilling to continue to buy the Company's products, it could adversely affect the Company's results of operations and financial position (see also Note 10b3).

The loss of any significant customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the company's business, results of operations and financial condition.

e.	On December 31, 2015, the Company's former CEO and President retired from his position and replaced by a new CEO who was appointed by the Company's Board of Directors to commence on January 16, 2016. According to the terms of the resignation agreement signed between the Company and the former CEO and President, the employer-employee relationship between the Company and the former CEO will remain in effect until November 2016.